CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule of cash, cash equivalents and restricted cash	As of December 31, 2019, 2018 and 2017, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2019	2018	2017
Cash and cash equivalents	88,931	305,352	309,029
Short term restricted cash	15,449	20,272	8,110
Long term restricted cash	58,864	46,981	54,845
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	163,244	372,605	371,984